Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit protection sold/purchased
Credit protection sold	SFr (213.9)	SFr (238.6)
Credit protection purchased	203.6	228.9
Net credit protection (sold)/purchased	(10.3)	(9.7)
Other protection purchased	100.9	83.4
Fair value of credit protection sold	3.0	0.0
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.7)	(7.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(52.8)	(51.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(139.3)	(157.4)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(21.8)	(29.5)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(21.3)	(28.0)
Credit protection purchased	19.5	25.8
Net credit protection (sold)/purchased	(1.8)	(2.2)
Other protection purchased	6.5	7.2
Fair value of credit protection sold	0.2	(0.8)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.6)	(210.6)
Credit protection purchased	184.1	203.1
Net credit protection (sold)/purchased	(8.5)	(7.5)
Other protection purchased	94.4	76.2
Fair value of credit protection sold	2.8	0.8
Investment grade
Credit protection sold/purchased
Credit protection sold	(164.7)	(187.4)
Credit protection purchased	158.5	181.3
Net credit protection (sold)/purchased	(6.2)	(6.1)
Other protection purchased	74.6	55.5
Fair value of credit protection sold	1.6	0.7
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(49.2)	(51.2)
Credit protection purchased	45.1	47.6
Net credit protection (sold)/purchased	(4.1)	(3.6)
Other protection purchased	26.3	27.9
Fair value of credit protection sold	1.4	(0.7)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(85.8)	(102.7)
Credit protection purchased	79.3	95.5
Net credit protection (sold)/purchased	(6.5)	(7.2)
Other protection purchased	29.6	32.4
Fair value of credit protection sold	1.4	(0.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(21.6)	(24.2)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(59.4)	(72.7)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.8)	(5.8)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(21.0)	(27.7)
Credit protection purchased	19.2	25.6
Net credit protection (sold)/purchased	(1.8)	(2.1)
Other protection purchased	6.2	6.5
Fair value of credit protection sold	0.2	(0.9)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(64.8)	(75.0)
Credit protection purchased	60.1	69.9
Net credit protection (sold)/purchased	(4.7)	(5.1)
Other protection purchased	23.4	25.9
Fair value of credit protection sold	1.2	0.6
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(57.6)	(72.4)
Credit protection purchased	53.8	67.4
Net credit protection (sold)/purchased	(3.8)	(5.0)
Other protection purchased	15.3	14.3
Fair value of credit protection sold	0.9	0.7
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.2)	(30.3)
Credit protection purchased	25.5	28.1
Net credit protection (sold)/purchased	(2.7)	(2.2)
Other protection purchased	14.3	18.1
Fair value of credit protection sold	0.5	(1.0)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(128.1)	(135.9)
Credit protection purchased	124.3	133.4
Net credit protection (sold)/purchased	(3.8)	(2.5)
Other protection purchased	71.3	51.0
Fair value of credit protection sold	1.6	0.3
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.2)	(27.5)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(79.9)	(84.7)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(17.0)	(23.7)
Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.3)	(0.3)
Credit protection purchased	0.3	0.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	0.3	0.7
Fair value of credit protection sold	0.0	0.1
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(127.8)	(135.6)
Credit protection purchased	124.0	133.2
Net credit protection (sold)/purchased	(3.8)	(2.4)
Other protection purchased	71.0	50.3
Fair value of credit protection sold	1.6	0.2
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(107.1)	(115.0)
Credit protection purchased	104.7	113.9
Net credit protection (sold)/purchased	(2.4)	(1.1)
Other protection purchased	59.3	41.2
Fair value of credit protection sold	0.7	0.0
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(21.0)	(20.9)
Credit protection purchased	19.6	19.5
Net credit protection (sold)/purchased	(1.4)	(1.4)
Other protection purchased	12.0	9.8
Fair value of credit protection sold	0.9	0.3
Bank
Credit protection sold/purchased
Credit protection sold	(213.9)	(238.6)
Credit protection purchased	203.6	228.9
Net credit protection (sold)/purchased	(10.3)	(9.7)
Other protection purchased	100.9	83.4
Fair value of credit protection sold	3.0	0.0
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.7)	(7.8)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(52.8)	(51.7)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(139.3)	(157.4)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(21.8)	(29.5)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(21.3)	(28.0)
Credit protection purchased	19.5	25.8
Net credit protection (sold)/purchased	(1.8)	(2.2)
Other protection purchased	6.5	7.2
Fair value of credit protection sold	0.2	(0.8)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(192.6)	(210.6)
Credit protection purchased	184.1	203.1
Net credit protection (sold)/purchased	(8.5)	(7.5)
Other protection purchased	94.4	76.2
Fair value of credit protection sold	2.8	0.8
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(164.7)	(187.4)
Credit protection purchased	158.5	181.3
Net credit protection (sold)/purchased	(6.2)	(6.1)
Other protection purchased	74.6	55.5
Fair value of credit protection sold	1.6	0.7
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(49.2)	(51.2)
Credit protection purchased	45.1	47.6
Net credit protection (sold)/purchased	(4.1)	(3.6)
Other protection purchased	26.3	27.9
Fair value of credit protection sold	1.4	(0.7)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(85.8)	(102.7)
Credit protection purchased	79.3	95.5
Net credit protection (sold)/purchased	(6.5)	(7.2)
Other protection purchased	29.6	32.4
Fair value of credit protection sold	1.4	(0.3)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(21.6)	(24.2)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(59.4)	(72.7)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.8)	(5.8)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(21.0)	(27.7)
Credit protection purchased	19.2	25.6
Net credit protection (sold)/purchased	(1.8)	(2.1)
Other protection purchased	6.2	6.5
Fair value of credit protection sold	0.2	(0.9)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(64.8)	(75.0)
Credit protection purchased	60.1	69.9
Net credit protection (sold)/purchased	(4.7)	(5.1)
Other protection purchased	23.4	25.9
Fair value of credit protection sold	1.2	0.6
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(57.6)	(72.4)
Credit protection purchased	53.8	67.4
Net credit protection (sold)/purchased	(3.8)	(5.0)
Other protection purchased	15.3	14.3
Fair value of credit protection sold	0.9	0.7
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(28.2)	(30.3)
Credit protection purchased	25.5	28.1
Net credit protection (sold)/purchased	(2.7)	(2.2)
Other protection purchased	14.3	18.1
Fair value of credit protection sold	0.5	(1.0)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(128.1)	(135.9)
Credit protection purchased	124.3	133.4
Net credit protection (sold)/purchased	(3.8)	(2.5)
Other protection purchased	71.3	51.0
Fair value of credit protection sold	1.6	0.3
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(31.2)	(27.5)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(79.9)	(84.7)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(17.0)	(23.7)
Bank | Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.3)	(0.3)
Credit protection purchased	0.3	0.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	0.3	0.7
Fair value of credit protection sold	0.0	0.1
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(127.8)	(135.6)
Credit protection purchased	124.0	133.2
Net credit protection (sold)/purchased	(3.8)	(2.4)
Other protection purchased	71.0	50.3
Fair value of credit protection sold	1.6	0.2
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(107.1)	(115.0)
Credit protection purchased	104.7	113.9
Net credit protection (sold)/purchased	(2.4)	(1.1)
Other protection purchased	59.3	41.2
Fair value of credit protection sold	0.7	0.0
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(21.0)	(20.9)
Credit protection purchased	19.6	19.5
Net credit protection (sold)/purchased	(1.4)	(1.4)
Other protection purchased	12.0	9.8
Fair value of credit protection sold	SFr 0.9	SFr 0.3